Note 5 - Loans - Portfolio Analysis (Details) - Loans [member] - CAD ($) $ in Thousands	Jul. 31, 2022	Apr. 30, 2022	Oct. 31, 2021	Jul. 31, 2021	Apr. 30, 2021	Oct. 31, 2020
Statement Line Items [Line Items]
Principal amount	$ 2,803,150		$ 2,096,308	$ 1,946,210
Allowance for credit losses	(1,699)		(1,453)	(1,732)
Accrued interest	12,670		8,195	7,676
Total loans, net of allowance for credit losses	2,814,121		2,103,050	1,952,154
Point of sale loans and leases [member]
Statement Line Items [Line Items]
Principal amount	1,998,993		1,279,576	1,144,902
Allowance for credit losses	(49)	$ (40)	(45)	(52)	$ (49)	$ (137)
Commercial real estate mortgages [member]
Statement Line Items [Line Items]
Principal amount	755,042		757,576	738,063
Allowance for credit losses	(528)	(419)	(275)	(259)	(238)	(215)
Commercial real estate loans [member]
Statement Line Items [Line Items]
Principal amount	13,510		26,569	30,044
Allowance for credit losses	(1,096)	(1,049)	(1,114)	(1,401)	(1,308)	(1,366)
Public sector and other financing [member]
Statement Line Items [Line Items]
Principal amount	35,605		32,587	33,201
Allowance for credit losses	$ (26)	$ (25)	$ (19)	$ (20)	$ (41)	$ (57)